Pay vs Performance Disclosure - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss) Attributable to Parent	€ (23,698)	€ (164,476)	€ (127,218)